Redeemable Convertible Preferred Stock, Convertible Preferred Stock, Common Stock and Warrants (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value Disclosures [Abstract]
Fair value - beginning of year	$ 92,463
Change in fair value	(19,807)
Cancellation of warrants	(72,656)
Fair value - end of year	$ 0